                                                    ANNUAL REPORT
--------------------------------------------------------------------------------


             HOTCHKIS AND WILEY FUNDS              JUNE 30, 2000
            725 SOUTH FIGUEROA STREET              [LOGO]
                    SUITE 4000
        LOS ANGELES, CALIFORNIA 90017-5400         HOTCHKIS AND WILEY FUNDS
                   800-236-4479
                                                   BALANCED FUND
                INVESTMENT ADVISER                 --------------------------------------------------
                 MERCURY ADVISORS                  Seeks to preserve capital while producing a high
            725 SOUTH FIGUEROA STREET              total return. The Fund's assets are allocated
                    SUITE 4000                        between
        LOS ANGELES, CALIFORNIA 90017-5400            stocks and bonds.
                  LEGAL COUNSEL
            GARDNER, CARTON & DOUGLAS
              321 NORTH CLARK STREET
             CHICAGO, ILLINOIS 60610
             INDEPENDENT ACCOUNTANTS
            PRICEWATERHOUSECOOPERS LLP
            100 EAST WISCONSIN AVENUE
            MILWAUKEE, WISCONSIN 53202
                   DISTRIBUTOR
              FAM DISTRIBUTORS, INC.
                  P.O. BOX 9081
         PRINCETON, NEW JERSEY 08543-9081
                  TRANSFER AGENT
          FINANCIAL DATA SERVICES, INC.
                  P.O. BOX 41621
         JACKSONVILLE, FLORIDA 33232-1621
                    CUSTODIAN
          BROWN BROTHERS HARRIMAN & CO.
                 40 WATER STREET
         BOSTON, MASSACHUSETTS 02109-3661

               THIS MATERIAL MUST BE PRECEDED                            MERCURY ADVISORS: INVESTMENT ADVISER
              OR ACCOMPANIED BY A PROSPECTUS.

                         HOTCHKIS AND WILEY FUNDS LOGO

DEAR SHAREHOLDER:

We are pleased to present to you the annual report of the Hotchkis and Wiley Balanced Fund for the fiscal year ended June 30, 2000.

The Fund's allocation between equities (55%) and fixed income (45%) as of June 30, 2000 reflected an increase in the relative attractiveness of stocks to bonds. Long-term U.S. Treasury yields were effectively unchanged from the preceding one year period, while prices of the Fund's equity holdings were down substantially. The Fund's Investor Class shares generated a -9.3% return for the fiscal year ended June 30, 2000, compared to a 7.4% return for the S&P 500 Index and a 4.2% return for the Lehman Brothers Government/Credit Intermediate Bond Index. The primary reason for the Fund's underperformance compared to the S&P 500 Index was the emphasis on value stocks in the equity segment of the Fund during a twelve-month period when technology and growth stocks greatly outperformed value.

On the equity front, the U.S. market continued its upward move for the twelve-month period ended June 30, 2000. Although all appears to be grand, a close look behind the numbers reveals a volatile market with questionable direction. All of the equity gains were posted in the third and fourth quarters of 1999. Meanwhile, most major indexes actually suffered losses during the first six months of 2000. The nagging question remains -- are current prices supported by fundamentals and can these prices continue to advance?

By the first quarter of 2000, the markets began to experience an unstable pattern of performance. Investors couldn't decide whether to continue buying the pricey, high momentum winners of 1998-99 or to take profits and pay more attention to valuation. Following weak performance in January and February, the U.S. large capitalization equity market, as defined by the S&P 500 Index, rebounded to finish the first quarter with a 2.5% gain. Our equity portfolio (and "value" investments in general) continued to trail as technology issues led the charge with an 11.9% gain for the quarter.

However, all was not sanguine for the technology sector. Beginning on March 27, 2000 and extending through April and May 2000, the Nasdaq Composite Index experienced a sharp correction, declining -31.5%. During the Nasdaq's sell-off, large cap value investments held up exceedingly well. While the S&P 500 Index was -6.6%, the Russell 1000 Value Index actually posted a gain of 0.6%. With its unwavering value focus, the equity segment of the Fund gained approximately 10% from March 27 through May 31, 2000. (The equity segment lost all of this 10% in June, however, as technology and healthcare stocks recovered.)

As we have pointed out in the past, many of the more traditional value areas of the market appear incredibly oversold. Since underlying valuation (i.e., the present value of the future cash flows of a company) is the fundamental determinant of a stock's intrinsic value, we believe that adherence to our traditional value disciplines should benefit the equity portion of the Fund over the long-term. The equity portfolio at June 30, 2000, had a projected price-to-earnings ratio of only 10.3(1) times forward earnings, a dividend yield of 3.7%(2) and a price-to-book value ratio of 2.3(3). We maintain an equity portfolio of attractively priced stocks that are trading far below their intrinsic value.

Meanwhile, concern that the Federal Reserve might tighten further in response to continued strong economic growth took its toll on bond prices early in the first quarter of 2000. However, by June 2000, signs of a moderating economy began to emerge, and investors began to believe that the Federal Reserve was on its way to engineering a "soft landing". Bonds rallied on this optimistic sentiment, with yields closing the second quarter for the most part unchanged.

Our fixed income portfolio duration of 3.2 years at June 30 was slightly below that of the benchmark Lehman Brothers Government/Credit Intermediate Bond Index. This strategic position was designed to control risk and protect asset values in a volatile interest rate environment. The average credit quality at June 30 was AAA and the sector breakdown was governments (20%), corporates (38%), asset-backed securities (21%) and mortgages (21%).

We appreciate your continued support and look forward to serving your investment needs in the months and years ahead.

Sincerely,

/s/ Nancy D. Celick
Nancy D. Celick
President
HOTCHKIS AND WILEY FUNDS

(1) Projected price-to-earnings ratio is the weighted average projected P/E ratios of the companies invested in by the Fund, which ratios represent a company's estimated future earnings-per-share divided by current market price per share. Projected earnings are consensus analyst forecasts; actual P/E ratios may differ from projected P/E ratios. The projected P/E ratios of the Fund and Index may not have any relation to the performance of the Fund. Source: I/B/E/S.

(2) The dividend yield shown is that of the securities held in the Fund's portfolio; it is not reflective of the yield distributed to Fund shareholders. Indicated dividend yield is calculated by annualizing the last quarterly dividend paid and dividing it by the current share price. Source: Ford Investor Services, Inc.

(3) Price-to-book value ratio is the price of a stock divided by its book value.
Source: Ford Investor Services, Inc.

The opinions expressed in the Shareholder letter are as of June 30, 2000. They are subject to change and any forecasts made cannot be guaranteed. The Fund may not continue to hold any securities mentioned and has no obligation to disclose purchases or sales in these securities.

                         BALANCED FUND - INVESTOR CLASS
                          JULY 1, 1990 - JUNE 30, 2000
                                  [LINE GRAPH]

                                                                                                        LB GOVT/CREDIT INT. BOND
                                                      BALANCED FUND               S&P 500 INDEX                   INDEX
                                                      -------------               -------------         ------------------------
Jun-90                                                    10000                       10000                       10000
                                                           9168                        8620                       10061
                                                           9856                        9394                       10573
                                                          10869                       10762                       10859
Jun-91                                                    10940                       10740                       11023
                                                          11480                       11317                       11656
                                                          11879                       12263                       12279
                                                          12185                       11951                       12095
Jun-92                                                    12598                       12186                       12584
                                                          12714                       12564                       13200
                                                          12997                       13206                       13210
                                                          13639                       13775                       13825
Jun-93                                                    13870                       13843                       14239
                                                          14469                       14196                       14711
                                                          14634                       14527                       14688
                                                          14293                       13973                       14209
Jun-94                                                    14383                       14028                       14033
                                                          14932                       14718                       14103
                                                          14753                       14719                       14155
                                                          15709                       16151                       14860
Jun-95                                                    16735                       17691                       15824
                                                          17736                       19104                       16127
                                                          18411                       20240                       16878
                                                          18970                       21343                       16483
Jun-96                                                    19252                       22311                       16581
                                                          19538                       22999                       16852
                                                          20568                       24944                       17368
                                                          20605                       25599                       17218
Jun-97                                                    22262                       30065                       17845
                                                          23460                       32352                       18470
                                                          24014                       33270                       19063
                                                          25220                       37915                       19352
Jun-98                                                    25245                       39175                       19858
                                                          24409                       35313                       20841
                                                          25263                       42838                       20668
                                                          24885                       44961                       20619
Jun-99                                                    26271                       48071                       20383
                                                          24644                       45105                       20504
                                                          24683                       51891                       20420
                                                          24201                       53163                       20969
Jun-00                                                    23829                       51635                       21274

                                                                      Ended 6/30/00
                                                                      -------------
                                                                                   LB Gov't/
Investor Class                                                 Fund     S&P 500     Credit
--------------------------------------------------------------------------------------------
One Year                                                      -9.30%     7.42%       4.23%
--------------------------------------------------------------------------------------------
Five Years                                                     7.32%    23.89%       5.82%
--------------------------------------------------------------------------------------------
Ten Years                                                      9.07%    17.84%       7.28%
--------------------------------------------------------------------------------------------
Since Inception (8/13/85)                                     10.20%    17.84%       7.86%
--------------------------------------------------------------------------------------------
Distributor Class
--------------------------------------------------------------------------------------------
Since Inception (10/12/99)                                    -3.63%     9.92%       3.63%
--------------------------------------------------------------------------------------------

HOW A $10,000 INVESTMENT HAS GROWN:

    The chart above shows the growth of a $10,000 investment in the Fund as compared to the performance of the S&P 500 Index and the Lehman Brothers Government/Credit Intermediate Bond Index. The table below the chart shows the average annual total returns of an investment over various periods.

    Total returns and average annual total returns for the Fund are net of all charges and fees and assume reinvestment of capital gains distributions and shareholder dividends at net asset value. The investment adviser pays annual operating expenses in excess of 0.95% and 1.20% of the average net assets of the Investor Class and Distributor Class, respectively. Were the investment adviser not to pay such expenses, net returns would be lower. Investment returns and principal will vary so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

    The Distributor Class pays an annual 0.25% 12b-1 fee.

INDEXES:

    The Nasdaq Composite Index is an unmanaged index which covers 4,500 stocks traded over-the-counter. It represents many small company stocks, but is heavily influenced by about 100 of the largest Nasdaq stocks. It is a value-weighted index calculated on price change only and does not include income.

    The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book value ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index.

    The S&P 500 Index is an unmanaged, capital-weighted index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.

    The Lehman Brothers Government/Credit Intermediate Bond Index is an unmanaged, weighted index comprised of publicly traded intermediate and long-term government and corporate debt with an average maturity of 11 years.

    The indexes do not reflect the payment of transaction costs, fees and expenses associated with an investment in the Fund. The Fund's value disciplines may prevent or restrict investment in major stocks in its benchmark indexes, the S&P 500 Index and the Lehman Brothers Government/Credit Intermediate Bond Index. It is not possible to invest directly in an index.

                    SCHEDULE OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------
                                 BALANCED FUND

     COMMON STOCKS -- 54.8%          Shares         Value
------------------------------------------------------------
AEROSPACE -- 2.8%
 ............................................................
Lockheed Martin Corporation            37,500    $   930,469
 ............................................................
Northrop Grumman Corporation           10,400        689,000
 ............................................................
Rockwell International
  Corporation                           6,600        207,900
 ...................... ......................     ----------
                                                   1,827,369
------------------------------------------------------------
ALUMINUM -- 1.7%
 ............................................................
Alcoa, Inc.                            37,500      1,087,500
------------------------------------------------------------
APPAREL & TEXTILES -- 0.5%
 ............................................................
Russell Corporation                    15,000        300,000
------------------------------------------------------------
APPLIANCE & HOUSEHOLD FURNITURE -- 0.4%
 ............................................................
Whirlpool Corporation                   5,800        270,425
------------------------------------------------------------
AUTO PARTS -- 2.2%
 ............................................................
Dana Corporation                       21,400        453,412
 ............................................................
Delphi Automotive Systems
  Corporation                          19,494        283,881
 ............................................................
Meritor Automotive, Inc.               11,500        126,500
 ............................................................
Tenneco Automotive Inc.                 9,860         51,765
 ............................................................
TRW Inc.                               11,700        507,488
 ............................................................
Visteon Corporation                     2,527         30,640
 ...................... ......................     ----------
                                                   1,453,686
------------------------------------------------------------
AUTOS & TRUCKS -- 2.4%
 ............................................................
Ford Motor Company                     19,300        829,900
 ............................................................
General Motors Corporation             12,231        710,162
 ...................... ......................     ----------
                                                   1,540,062
------------------------------------------------------------
BEVERAGES -- 0.6%
 ............................................................
Anheuser-Busch Companies, Inc.          5,400        403,312
------------------------------------------------------------
CHEMICALS -- 1.6%
 ............................................................
The Dow Chemical Company               15,600        470,925
 ............................................................
Eastman Chemical Company               10,700        510,925
 ............................................................
Millennium Chemicals, Inc.              4,742         80,614
 ...................... ......................     ----------
                                                   1,062,464
------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES -- 0.3%
 ............................................................
Computer Associates
  International, Inc.                   3,400        174,038
------------------------------------------------------------

------------------------------------------------------------
                                     Shares         Value
CONTAINERS -- 0.6%
 ............................................................
Pactiv Corporation @                   53,100    $   418,163
------------------------------------------------------------
ELECTRIC: INTEGRATED -- 4.7%
 ............................................................
CMS Energy Corporation                 10,800        238,950
 ............................................................
DTE Energy Company                     16,500        504,281
 ............................................................
Edison International                    5,400        110,700
 ............................................................
Entergy Corporation                     8,700        236,531
 ............................................................
GPU, Inc.                               6,600        178,612
 ............................................................
PECO Energy Company                    15,900        640,969
 ............................................................
P P & L Resources, Inc.                11,400        250,088
 ............................................................
Public Service Enterprises
  Group, Inc.                           8,000        277,000
 ............................................................
SCANA Corporation                      17,481        421,729
 ............................................................
TXU Corporation                         7,100        209,450
 ...................... ......................     ----------
                                                   3,068,310
------------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 0.4%
 ............................................................
Harsco Corporation                      9,900        252,450
------------------------------------------------------------
FOREST PRODUCTS -- 1.6%
 ............................................................
Georgia-Pacific (Timber Group)         17,300        374,113
 ............................................................
Weyerhaeuser Company                   15,000        645,000
 ...................... ......................     ----------
                                                   1,019,113
------------------------------------------------------------
HEALTHCARE: DRUGS -- 0.1%
 ............................................................
American Home Products
  Corporation                             600         35,250
------------------------------------------------------------
HEALTHCARE: MEDICAL PRODUCTS & SUPPLIES -- 0.2%
 ............................................................
Baxter International, Inc. @            2,200        154,687
------------------------------------------------------------
INSURANCE: LIFE -- 4.4%
 ............................................................
Aetna, Inc.                            12,900        828,019
 ............................................................
American General Corporation            8,600        524,600
 ............................................................
Lincoln National Corporation           17,100        617,738
 ............................................................
MetLife, Inc. @                        19,130        402,926
 ............................................................
ReliaStar Financial Corp.               9,530        499,729
 ...................... ......................     ----------
                                                   2,873,012
------------------------------------------------------------
INSURANCE: MULTI-LINE -- 0.4%
 ............................................................
Harleysville Group, Inc.               14,500        242,875
------------------------------------------------------------

                     See Notes to the Financial Statements

                    SCHEDULE OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------
                                 BALANCED FUND

                                     Shares         Value
------------------------------------------------------------
INSURANCE: PROPERTY CASUALTY -- 3.2%
 ............................................................
The Allstate Corporation               38,700    $   861,075
 ............................................................
Safeco Corporation                     21,000        417,375
 ............................................................
St. Paul Companies, Inc.               23,600        805,350
 ...................... ......................     ----------
                                                   2,083,800
------------------------------------------------------------
LEISURE/TOYS -- 0.4%
 ............................................................
Fortune Brands, Inc.                   11,800        272,137
------------------------------------------------------------
 ............................................................
MACHINERY -- 0.9%
 ............................................................
CNH Global N.V.                        60,300        557,775
------------------------------------------------------------
METALS: MISC. -- 0.4%
 ............................................................
Phelps Dodge Corporation                6,900        256,594
------------------------------------------------------------
OFFICE EQUIPMENT & SUPPLIES -- 0.9%
 ............................................................
Xerox Corporation                      29,320        608,390
------------------------------------------------------------
OIL: DOMESTIC -- 3.6%
 ............................................................
Conoco Inc. -- Class A                  1,700         37,400
 ............................................................
Conoco Inc. -- Class B                  6,000        147,375
 ............................................................
Occidental Petroleum Corporation       27,100        570,794
 ............................................................
Phillips Petroleum Company              6,700        339,606
 ............................................................
Sunoco Inc.                             3,300         97,144
 ............................................................
Ultramar Diamond Shamrock
  Corporation                          17,500        434,219
 ............................................................
USX-Marathon Group, Inc.               28,600        716,788
 ...................... ......................     ----------
                                                   2,343,326
------------------------------------------------------------
OIL: INTERNATIONAL -- 1.6%
 ............................................................
DYNEGY, Inc.                           12,000        819,750
 ............................................................
Texaco Inc.                             4,000        213,000
 ...................... ......................     ----------
                                                   1,032,750
------------------------------------------------------------
PAPER -- 1.8%
 ............................................................
Georgia-Pacific Group                  16,100        422,625
 ............................................................
International Paper Company            25,300        754,256
 ...................... ......................     ----------
                                                   1,176,881
------------------------------------------------------------
PHOTOGRAPHY/IMAGING -- 1.4%
 ............................................................
Eastman Kodak Company                  15,700        934,150
------------------------------------------------------------
POLLUTION CONTROL -- 0.5%
 ............................................................
Waste Management, Inc.                 17,900        340,100
------------------------------------------------------------

------------------------------------------------------------
                                     Shares         Value
RAILROADS -- 1.1%
 ............................................................
CSX Corporation                        11,000    $   233,062
 ............................................................
Norfolk Southern Corporation           33,500        498,313
 ...................... ......................     ----------
                                                     731,375
------------------------------------------------------------
REGIONAL BANKS -- 2.2%
 ............................................................
Bank One Corporation                   20,800        552,500
 ............................................................
First Security Corporation              8,200        111,212
 ............................................................
First Union Corporation                17,000        421,813
 ............................................................
KeyCorp                                 9,800        172,725
 ............................................................
UnionBanCal Corporation                 8,800        163,350
 ...................... ......................     ----------
                                                   1,421,600
------------------------------------------------------------
RETAIL: DEPARTMENT STORES -- 0.6%
 ............................................................
May Department Stores Company          17,000        408,000
------------------------------------------------------------
RETAIL: GENERAL MERCHANDISE -- 1.6%
 ............................................................
J.C. Penney Company, Inc.              21,700        400,094
 ............................................................
Sears, Roebuck & Company               19,400        632,925
 ...................... ......................     ----------
                                                   1,033,019
------------------------------------------------------------
SATELLITE TELECOM -- 0.2%
 ............................................................
General Motors Corporation --
  Class H (Hughes Electronics
  Corporation) @                        1,513        132,766
------------------------------------------------------------
SAVINGS & LOANS -- 1.4%
 ............................................................
Washington Mutual, Inc.                31,200        900,900
------------------------------------------------------------
SMALL LOANS & FINANCE -- 1.9%
 ............................................................
Fannie Mae                             14,200        741,062
 ............................................................
Household International, Inc.          12,100        502,906
 ...................... ......................     ----------
                                                   1,243,968
------------------------------------------------------------
STEEL -- 0.6%
 ............................................................
USX-U.S. Steel Group, Inc.             21,400        397,238
------------------------------------------------------------
TELEPHONE -- 3.5%
 ............................................................
ALLTEL Corporation                      9,400        582,212
 ............................................................
AT&T Corporation                       27,300        863,362
 ............................................................
GTE Corporation                         4,500        280,125
 ............................................................
SBC Communications, Inc.               12,800        553,600
 ...................... ......................     ----------
                                                   2,279,299
------------------------------------------------------------

                     See Notes to the Financial Statements

                    SCHEDULE OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------
                                 BALANCED FUND

                                     Shares         Value
------------------------------------------------------------
  TOBACCO -- 2.1%
 ............................................................
Philip Morris Companies, Inc.          51,000    $ 1,354,688
 ...................... ......................     ----------
Total common stocks                               35,691,472
  (cost $41,071,074)
------------------------------------------------------------
                                   Principal
CORPORATE BONDS -- 15.4%             Amount
------------------------------------------------------------
AEROSPACE/DEFENSE -- 0.3%
 ............................................................
Raytheon Company, (Acquired
  3/02/2000, cost $200,000),
  7.4700%, 3/01/2002 r #           $  200,000    $   199,878
------------------------------------------------------------
AIRLINES -- 1.8%
 ............................................................
NWA Trust, CLB, 11.3000%,
  12/21/2012                        1,012,985      1,195,662
------------------------------------------------------------
BANKS -- 3.0%
 ............................................................
Korea Development Bank,
  (Acquired 9/23/1999, cost
  $747,570), 7.6250%, 10/01/2002
  r                                   750,000        744,806
 ............................................................
MBNA Corporation, 7.1275%,
  6/17/2002 #                         700,000        697,898
 ............................................................
Wells Fargo Company, CLB
  8/01/2000, 6.8913%,
  5/02/2005 #                         500,000        499,274
 ...................... ......................     ----------
                                                   1,941,978
------------------------------------------------------------
EUROBANKS -- 5.4%
 ............................................................
Nordbanken, CLB 10/25/2001,
  6.9338%, 10/29/2049 #             2,000,000      1,992,100
 ............................................................
Okobank, CLB 9/09/2002, 7.2975%,
  9/29/2049 #                       1,500,000      1,497,486
 ...................... ......................     ----------
                                                   3,489,586
------------------------------------------------------------
FINANCIAL SERVICES -- 2.2%
 ............................................................
Countrywide Home Loans, Inc.,
  7.3275%, 3/16/2005 #                750,000        740,312
 ............................................................
General Motors Acceptance
  Corporation, 7.7500%,
  1/19/2010                           675,000        672,698
 ...................... ......................     ----------
                                                   1,413,010
------------------------------------------------------------
TELECOMMUNICATIONS -- 1.2%
 ............................................................
WorldCom, Inc., 7.0500%
  11/26/2001 #                        800,000        800,530
------------------------------------------------------------

                                   Principal
                                     Amount         Value
------------------------------------------------------------
TRANSPORTATION -- 1.5%
 ............................................................
Delta Air Lines ETC:
  9.9000%, 1/02/2002               $  150,000    $   152,659
 ............................................................
  10.5000%, 4/30/2016                 750,000        812,936
 ...................... ......................     ----------
                                                     965,595
 ...................... ......................     ----------
Total corporate bonds
                                                  10,006,239
  (cost $10,217,445)
------------------------------------------------------------
GOVERNMENT AGENCY
MORTGAGE-BACKED
SECURITIES -- 9.0%
------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.8%
 ............................................................
Federal National Mortgage
  Association, 1993-175 SD,
  7.7393%, 9/25/2008 #                900,000        861,243
 ............................................................
Government National Mortgage
  Association, 8.0000%,
  8/15/2030 /\                      1,600,000      1,614,995
 ...................... ......................      ---------
                                                   2,476,238
------------------------------------------------------------
PASS-THROUGH SECURITIES -- 5.1%
 ............................................................
Federal Home Loan Mortgage
  Corporation:
  6.8750%, 1/15/2005                1,000,000        994,795
 ............................................................
  8.5000%, 8/15/2030 /\             2,250,000      2,292,181
 ...................... ......................      ---------
                                                   3,286,976
------------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 0.1%
 ............................................................
Federal National Mortgage
  Association, 1994-53 E (PO),
  0.0000%, 11/25/2023                  98,051         82,593
 ...................... ......................      ---------
Total government agency
  mortgage-backed securities
                                                   5,845,807
  (cost $5,859,557)
------------------------------------------------------------
NON-AGENCY MORTGAGE-
BACKED SECURITIES -- 9.6%
------------------------------------------------------------
  ASSET-BACKED
  SECURITIES -- 4.4%
 ............................................................
Commercial Mortgage Asset Trust,
  CLB, 1999-C2 A2, 7.5460%,
  1/17/2010 #                       1,150,000      1,150,190
 ............................................................
GREAT, (Acquired 7/02/1998, cost
  $1,100,674), 1998-1 A1,
  7.3300%, 9/15/2007 r +            1,100,674        330,202
 ............................................................

                     See Notes to the Financial Statements

                    SCHEDULE OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------
                                 BALANCED FUND

                                   Principal
                                     Amount         Value
------------------------------------------------------------
Heilig-Meyers Master Trust,
  (Acquired 2/20/1998, cost
  $1,399,872), CLB, 1998-1A A,
  6.1250%, 1/20/2007 r             $1,400,000    $ 1,361,577
 ...................... ......................      ---------
                                                   2,841,969
------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.2%
 ............................................................
Prudential Home Mortgage
  Securities, CLB, 1993-54 A17,
  2.6710%, 1/25/2024 #                500,000        336,724
 ............................................................
Washington Mutual, 2000-1 A1,
  CLB, 6.9413%, 6/25/2024 #           422,593        422,016
 ...................... ......................      ---------
                                                     758,740
------------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 4.0%
 ............................................................
Chase Commercial Mortgage
  Securities Corporation, CLB,
  1997-1 X (IO), 1.4412%,
  4/19/2015 #                      21,234,608      1,384,603
 ............................................................
Commercial Mortgage Asset Trust,
  (Acquired 7/22/1999, cost
  $1,231,927), CLB, 1999-C1 X
  (IO), 0.9125%, 6/17/2020 # r     19,788,496      1,248,753
 ...................... ......................      ---------
                                                   2,633,356
 ...................... ......................      ---------
Total non-agency mortgage-backed securities
                                                   6,234,065
  (cost $7,190,230)
------------------------------------------------------------
PREFERRED STOCK -- 1.2%                Shares
------------------------------------------------------------
Home Ownership Funding 2,
  (Acquired 2/20/1997, cost
  $1,000,000) r                         1,000        752,000
------------------------------------------------------------
U.S. TREASURY                      Principal
OBLIGATIONS -- 6.7%                  Amount
------------------------------------------------------------
  U.S. TREASURY BONDS:
 ............................................................
  6.3750%, 8/15/2027 /\/\          $  750,000        771,563
 ............................................................
  5.2500%, 2/15/2029                  150,000        133,125
 ............................................................
U.S. Treasury Note, 6.5000%
  10/15/2006                          250,000        252,891
 ............................................................
U.S. Treasury Inflation Index,
  3.6250%, 7/15/2002 /\/\           3,206,820      3,186,777
 ...................... ......................      ---------
Total U.S. Treasury obligations                    4,344,356
  (cost $4,304,766)
------------------------------------------------------------
                                   Principal
SHORT-TERM INVESTMENTS -- 9.6%       Amount         Value
------------------------------------------------------------
  COMMERCIAL PAPER -- 8.7%
 ............................................................
Air Products and Chemicals, Inc.
  6.8000%, 7/13/2000 4(2)          $1,000,000    $   997,733
 ............................................................
Archer-Daniels-Midland
  Corporation 6.6000%, 7/19/2000
  4(2)                              1,400,000      1,395,380
 ............................................................
Enron Corporation, 7.1700%
  7/06/2000 4(2)                    1,400,000      1,398,606
 ............................................................
Fort James Corporation, 7.2500%,
  7/05/2000 4(2)                    1,400,000      1,398,872
 ............................................................
Nestle Capital Corporation,
  6.6300%, 7/06/2000 4(2)             500,000        499,539
 ...................... ......................     ----------
                                                   5,690,130
------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 0.9%
 ............................................................
Brown Brothers Call Deposit,
  5.5000%                             615,000        615,000
------------------------------------------------------------
Total short-term investments
  (cost $6,305,130)                                6,305,130
------------------------------------------------------------
Total investments -- 106.3%
  (cost $75,948,202)                              69,179,069
 ............................................................
Liabilities in excess of other
  assets -- (6.3)%                                (4,085,995)
 ...................... ......................     ----------
                                                 $65,093,074
Total net assets -- 100.0%
------------------------------------------------------------

# -- Variable rate security. The rate listed is as of June 30, 2000.

IO -- Interest Only.

PO -- Principal Only.

CLB -- Callable.

r -- Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.

4(2) -- Restricted Security requiring resale to institutional investors.

+ -- Security Fair Valued under procedures established by the Board of Trustees (See Note 1). Issuer in bankruptcy.

@ -- Non-income producing security.

/\ -- When-issued security.

/\/\ -- Security marked as segregated to cover when-issued security.

                     See Notes to the Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                       BALANCED FUND                          June 30, 2000
---------------------------------------------------------------------------
ASSETS:
  Investments, at value*....................................   $69,179,069
  Dividends and interest receivable.........................       437,172
  Receivable for investments sold...........................     4,064,975
  Receivable for Fund shares sold...........................        15,545
  Prepaid expenses..........................................        16,402
                                                               -----------
      Total assets..........................................    73,713,163
                                                               -----------
LIABILITIES:
  Payable to Adviser........................................        30,477
  Payable to custodian......................................       582,228
  Payable for investments purchased.........................     7,865,579
  Payable for Fund shares repurchased.......................        68,157
  Accrued expenses and other liabilities....................        73,648
                                                               -----------
      Total liabilities.....................................     8,620,089
                                                               -----------
      Net assets............................................   $65,093,074
                                                               ===========
NET ASSETS CONSIST OF:
  Paid in capital...........................................   $72,377,041
  Undistributed net investment income.......................        33,877
  Undistributed net realized loss on securities.............      (548,711)
  Net unrealized depreciation of securities.................    (6,769,133)
                                                               -----------
      Net assets............................................   $65,093,074
                                                               ===========
CALCULATION OF NET ASSET VALUE PER SHARE -- INVESTOR CLASS:
  Net assets................................................   $65,071,734
  Shares outstanding (unlimited shares of no par value
    authorized).............................................     4,187,251
  Net asset value per share (offering and redemption
    price)..................................................   $     15.54
                                                               ===========
CALCULATION OF NET ASSET VALUE PER SHARE -- DISTRIBUTOR
  CLASS:
  Net assets................................................   $    21,340
  Shares outstanding (unlimited shares of no par value
    authorized).............................................         1,378
  Net asset value per share (offering and redemption
    price)..................................................   $     15.49
                                                               ===========
*Cost of Investments........................................   $75,948,202
                                                               ===========

                     See Notes to the Financial Statements

                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                 Year Ended
                       BALANCED FUND                            June 30, 2000
-------------------------------------------------------------------------------
INVESTMENT INCOME:
  Income*
    Dividends...............................................    $  1,434,392
    Interest................................................       2,900,658
                                                                ------------
        Total income........................................       4,335,050
                                                                ------------
  Expenses
    Advisory fee............................................         601,429
    Legal and auditing fees.................................          11,436
    Custodian fees and expenses.............................          23,515
    Accounting and transfer agent fees and expenses.........         188,486
    Administration fee......................................          29,658
    Trustees' fees and expenses.............................           6,260
    Reports to shareholders.................................          15,295
    Registration fees.......................................          35,806
    Distribution fees -- Distributor Class..................              33
    Other expenses..........................................           4,202
                                                                ------------
        Total expenses......................................         916,120
    Less, expense reimbursement.............................        (154,800)
                                                                ------------
        Net expenses........................................         761,320
                                                                ------------
    Net investment income...................................       3,573,730
                                                                ------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
    Net realized loss on securities.........................         (15,703)
    Net change in unrealized appreciation of securities.....     (12,090,436)
                                                                ------------
  Net loss on investments...................................     (12,106,139)
                                                                ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........    $ (8,532,409)
                                                                ============

*Net of Foreign Taxes Withheld..............................    $      5,094
                                                                ============

                     See Notes to the Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year Ended      Year Ended
BALANCED FUND                                                 June 30, 2000   June 30, 1999
-------------------------------------------------------------------------------------------
OPERATIONS:
    Net investment income...................................  $  3,573,730    $  4,153,455
    Net realized gain (loss) on securities..................       (15,703)      3,908,674
    Net change in unrealized appreciation of securities.....   (12,090,436)     (3,677,845)
                                                              ------------    ------------
        Net increase (decrease) in net assets resulting from
        operations..........................................    (8,532,409)      4,384,284
                                                              ------------    ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- INVESTOR
  CLASS:
    Net investment income...................................    (3,601,177)     (4,073,380)
    Net realized gain on securities transactions............    (4,255,092)     (4,515,885)
                                                              ------------    ------------
        Total dividends and distributions...................    (7,856,269)     (8,589,265)
                                                              ------------    ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- DISTRIBUTOR
  CLASS:
    Net investment income...................................          (745)             --
    Net realized gain on securities transactions............        (1,189)             --
                                                              ------------    ------------
        Total dividends and distributions...................        (1,934)             --
                                                              ------------    ------------
FUND SHARE TRANSACTIONS -- INVESTOR CLASS:
    Net proceeds from shares sold...........................     9,447,571      28,758,675
    Shares issued in connection with payment of dividends
     and distributions......................................     7,560,654       8,305,107
    Cost of shares redeemed.................................   (33,446,661)    (39,556,292)
                                                              ------------    ------------
        Net decrease in net assets resulting from Fund share
        transactions........................................   (16,438,436)     (2,492,510)
                                                              ------------    ------------
FUND SHARE TRANSACTIONS -- DISTRIBUTOR CLASS:
    Net proceeds from shares sold...........................        29,720             180
    Shares issued in connection with payment of dividends
     and distributions......................................            --              --
    Cost of shares redeemed.................................        (5,700)             --
                                                              ------------    ------------
        Net increase in net assets resulting from Fund share
        transactions........................................        24,020             180
                                                              ------------    ------------
Total decrease in net assets................................   (32,805,028)     (6,697,311)

NET ASSETS:
    Beginning of year.......................................    97,898,102     104,595,413
                                                              ------------    ------------
    End of year*............................................  $ 65,093,074    $ 97,898,102
                                                              ============    ============
*Including undistributed net investment income of:..........  $     33,877    $     72,755
                                                              ============    ============
CHANGES IN SHARES OUTSTANDING -- INVESTOR CLASS:
    Shares sold.............................................       552,816       1,518,674
    Shares issued in connection with payment of dividends
     and distributions......................................       463,351         445,955
    Shares redeemed.........................................    (1,982,197)     (2,083,905)
                                                              ------------    ------------
        Net decrease........................................      (966,030)       (119,276)
                                                              ============    ============
CHANGES IN SHARES OUTSTANDING -- DISTRIBUTOR CLASS:
    Shares sold.............................................         1,721               9
    Shares issued in connection with payment of dividends
     and distributions......................................            --              --
    Shares redeemed.........................................          (352)             --
                                                              ------------    ------------
        Net increase........................................         1,369               9
                                                              ============    ============

                     See Notes to the Financial Statements

                       NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JUNE 30, 2000

NOTE 1.
ACCOUNTING POLICIES: Hotchkis and Wiley Funds (the "Trust") is registered under the Investment Company Act of 1940 as a diversified, open-end, management investment company. The Trust was organized as a Massachusetts business trust on August 22, 1984 and consists of ten series of shares comprising the Balanced Fund, the Small Cap Fund, the Equity Income Fund, the International Fund, the Total Return Bond Fund, the Low Duration Fund, the Short-Term Investment Fund, the Mid-Cap Fund, the Global Equity Fund and the Equity Fund for Insurance Companies (collectively, the "Funds"), the assets of which are invested in separate, independently managed portfolios. The accompanying financial statements include financial information for the Balanced Fund (the "Fund"); financial statements for the other Funds are reported on separately. Investment operations of the Fund began on August 13, 1985. The Fund seeks to preserve capital while producing a high total return.

Effective April 1, 1999, the Fund issued two classes of shares: Investor Class and Distributor Class. Distributor Class shares are subject to an annual Rule 12b-1 fee of 0.25% of average net assets. Investor Class shares do not pay a 12b-1 fee. Each class of shares for the Fund has identical rights and privileges except with respect to Rule 12b-1 fees paid by the Distributor Class, voting rights on matters pertaining to a single class of shares and the exchange privileges of each class of shares. Sales of Distributor Class shares commenced on October 12, 1999. The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

SECURITY VALUATION: Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") are valued at the last sale price as of 4:00 p.m., Eastern Time, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or NSM. Unlisted securities that are not included in NSM are valued at the average of the quoted bid and asked price in the over-the-counter market. Fixed-income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed-income securities for which daily market quotations are not readily available may be valued pursuant to guidelines established by the Board of Trustees, with reference to fixed-income securities whose prices are more readily obtainable or an appropriate matrix utilizing similar factors. As a broader market does not exist, the proceeds received upon the disposal of such securities may differ from quoted values previously furnished by such market makers. Securities for which market quotations are not otherwise available are valued at fair value as determined in good faith by Mercury Advisors (the "Adviser"), formerly Hotchkis and Wiley, under procedures established by the Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

FEDERAL INCOME TAXES: It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

INCOME AND EXPENSE ALLOCATION: Common expenses incurred by the Trust are allocated among the Funds based upon (i) relative average net assets, (ii) as incurred on a specific identification basis, or (iii) evenly among the

Funds, depending on the nature of the expenditure. Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current day's capital share activity of the respective class).

RESTRICTED SECURITIES: The Fund owns investment securities which are unregistered and thus restricted as to resale. Resales of such securities may require registration or be limited to qualified institutional buyers. At June 30, 2000, the Fund had restricted securities with an aggregate market value of $10,327,346, representing 16% of the net assets of the Fund. Of this amount, the Fund had restricted securities that were determined to the illiquid pursuant to guidelines adopted by the Board of Trustees with an aggregate market value of $330,202, representing 1% of the net assets of the Fund.

WHEN-ISSUED SECURITIES: The Fund may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date, generally within 45 days. The Fund records purchases of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other portfolio securities. The Fund maintains at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, will be declared and paid at least annually. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

OTHER: Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified within the capital accounts.

NOTE 2.
INVESTMENT ADVISORY AGREEMENT. The Fund has an investment advisory agreement with the Adviser with which certain officers and Trustees of the Trust are affiliated. The Adviser is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. The Adviser receives a fee, computed daily and payable monthly, at the annual rate of 0.75% as applied to the Fund's daily net assets. The Adviser has contractually agreed to pay all operating expenses in excess of 0.95% for the Investor Class and 1.20% for the Distributor Class as applied to each class's daily net assets through June 30, 2001. For the year ended June 30, 2000, the Adviser paid $154,800 of operating expenses on behalf of the Fund.

The Trust has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "12b-1 Plan") that allows the Distributor Class of the Fund to make payments to administrators, broker/dealers or other institutions that provide accounting, recordkeeping or other services to investors and that have an administrative services agreement with the Trust or the Adviser to make Distributor Class shares available to their clients ("Recipients"). Recipients are paid an annual rate of 0.25% of the average net assets of the Distributor Class shares invested through the Recipient as compensation for providing distribution-related services such as advertising, printing and mailing prospectuses to potential investors and training sales personnel regarding the Fund. During the year ended June 30, 2000, the Distributor Class of the Fund incurred expenses of $33 pursuant to the 12b-1 Plan.

Certain authorized agents of the Fund charge a fee for accounting and shareholder services that they provide to the Fund on behalf of certain shareholders; the portion of this fee paid by the Fund is included within Accounting and transfer agent fees and expenses in the Statement of Operations.

As permitted under Rule 10f-3 of the Investment Company Act of 1940, the Board of Trustees of the Trust has adopted procedures which allow the Fund, under certain conditions described in the Rule, to acquire newly-issued securities from a member of an underwriting group in which an affiliated underwriter participates.

NOTE 3.
CREDIT FACILITY. Effective December 3, 1999, the Trust entered into a one year Credit Agreement with a syndicate of bank lenders led by Bank of America intended to provide the Fund with a source of cash to be used to meet redemption requests from Fund shareholders. The Trust together with certain other open-end investment companies advised by Merrill Lynch Investment Managers, L.P. and/or its affiliates may borrow in the aggregate up to $1,000,000,000, except that in no event may the borrowing by the Fund or any participating fund be in excess of that permitted by its prospectus and Statement of Additional Information or by applicable law. The Fund had no borrowings under the Credit Agreement for the year ended June 30, 2000.

NOTE 4.
SECURITIES TRANSACTIONS. Purchases and sales of investment securities, other than short-term investments, for the year ended June 30, 2000, were as follows:

                                                             Purchases                         Sales
                                                   -----------------------------   -----------------------------
Fund                                               U.S. Government      Other      U.S. Government      Other
----------------------------------------------------------------------------------------------------------------
Balanced Fund....................................    $46,663,135     $40,262,524     $60,706,586     $48,437,768

As of June 30, 2000, unrealized appreciation (depreciation) for federal income tax purposes was as follows:

                                                              Net Appreciation   Appreciated   Depreciated
Fund                                                           (Depreciation)    Securities     Securities
-----------------------------------------------------------------------------------------------------------
Balanced Fund...............................................     $(6,858,453)    $3,809,509    $(10,667,962)

At June 30, 2000, the cost of investments for federal income tax purposes was $76,037,522. Any differences between book and tax are due primarily to wash sale losses. At June 30, 2000, the Fund deferred, on a tax basis, post-October losses of $459,440. Such amounts may be used to offset future capital gains.

NOTE 5.
SUBSEQUENT EVENTS. The Board of Trustees has approved, effective on or about October 5, 2000, (i) a change in the name of the Fund to Mercury HW Balanced Fund and (ii) the establishment of a multi-class load distribution structure.

NOTE 6.
FEDERAL TAX DISCLOSURE (UNAUDITED). For the year ended June 30, 2000, 10% of dividends distributed were derived from interest on U.S. government securities which is generally exempt from state income tax. For the year ended June 30, 2000, 40% of ordinary distributions paid qualifies for the dividend received deduction available to corporate shareholders.

During the year ended June 30, 2000, the Fund distributed net realized capital gains (taxable as long-term capital gains) of $0.9313 per share.

As of August 21, 2000, the net assets and net asset value of the Fund were $31,727,085 and $16.45, respectively, for the Investor Class and $22,761 and $16.39, respectively, for the Distributor Class.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                   Distributor Class
                                                                 Investor Class                    -----------------
                                                              Year Ended June 30,                  October 12, 1999*
                                                 ----------------------------------------------         through
                 BALANCED FUND                    2000      1999      1998      1997      1996       June 30, 2000
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period...........  $19.00    $19.84    $19.38    $18.27    $16.74         $17.61
                                                 ------    ------    ------    ------    ------         ------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income......................    0.79      0.77      0.89      0.90(1)   0.94           0.47
    Net realized and unrealized gain (loss) on
      investments..............................   (2.52)    (0.04)     1.58      1.86      1.53          (1.09)
                                                 ------    ------    ------    ------    ------         ------
    Total from investment operations...........   (1.73)     0.73      2.47      2.76      2.47          (0.62)
                                                 ------    ------    ------    ------    ------         ------
  LESS DISTRIBUTIONS:
    Dividends (from net investment income).....   (0.80)    (0.75)    (0.90)    (0.99)    (0.92)         (0.57)
    Distributions (from realized gains)........   (0.93)    (0.82)    (1.11)    (0.66)    (0.02)         (0.93)
                                                 ------    ------    ------    ------    ------         ------
    Total distributions........................   (1.73)    (1.57)    (2.01)    (1.65)    (0.94)         (1.50)
                                                 ------    ------    ------    ------    ------         ------
Net Asset Value, End of Period.................  $15.54    $19.00    $19.84    $19.38    $18.27         $15.49
                                                 ======    ======    ======    ======    ======         ======
TOTAL RETURN...................................   (9.30)%    4.04%    13.29%    15.75%    15.04%         (3.63)%++

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)...........  $65.07    $97.90    $104.60   $90.16    $70.60          $0.02
Ratio of expenses to average net assets:
    Before expense reimbursement...............    1.14%     0.98%     0.93%     0.98%     1.06%          1.42%+
    After expense reimbursement................    0.95%     0.95%     0.93%     0.98%     1.00%          1.20%+
Ratio of net investment income to average net
  assets:
    Before expense reimbursement...............    4.28%     3.99%     4.49%     4.77%     5.20%          4.30%+
    After expense reimbursement................    4.47%     4.02%     4.49%     4.77%     5.26%          4.52%+
Portfolio turnover rate........................      96%      135%      121%      117%       92%            96%

(1) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
*   Commencement of operations.
+   Annualized.
++  Not Annualized.

                     See Notes to the Financial Statements

HOTCHKIS

AND WILEY FUNDS
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of Hotchkis and Wiley Funds and Shareholders of the Hotchkis and Wiley Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Hotchkis and Wiley Balanced Fund (one of the ten portfolios of Hotchkis and Wiley Funds, the "Fund") at June 30, 2000, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP

Milwaukee, WI
August 17, 2000